Taxes - Schedule of Reconciliation Between the Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Income Tax Expenses [Abstract]
Total income before income tax expense	$ 790,079	$ 1,018,213	$ 300,162
Income tax at statutory tax rate of 20%	158,016	203,643	60,032
Tax effect of expenses not deductible	1,000	24,839
Under-provision for prior financial years		10,026
Effect of different tax rates of group entities operating in other jurisdictions	21,681
Others		427	842
Total income tax expenses	$ 180,697	$ 238,935	$ 60,874